FAIR VALUE MEASUREMENTS - Summary of Company's Financial Instruments Carrying and Fair Values (Detail) - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure	$ 11.9	$ 14.7
Long-term debt, including current portion	3,845.7	3,809.3
Long-term Debt, Fair Value	4,323.8	3,889.4
Derivative assets	144.2	91.7
Derivative liabilities	148.4	212.3
Total Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure	11.7	14.8
Long-term debt, including current portion	3,845.7	3,809.3
Derivative assets	144.2	91.7
Derivative liabilities	$ 148.4	$ 212.3